Fair Value Measurements (Narrative) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of senior secured notes	$ 260,000,000	$ 206,000,000
Notional amount of senior secured notes	250,000,000	200,000,000
Carrying amount of senior secured notes	251,334,000	199,982,000	199,972,000
Borrowing base		62,500,000
Revolving credit facility, amount drawn		50,000,000	0
Amended Revolving Credit Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Borrowing base	62,500,000	62,500,000
Revolving credit facility, amount drawn	$ 0	$ 50,000,000	$ 0